CERTIFICATION
                                  -------------

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Real Estate Securities Income Fund Inc. ("Registrant") hereby certifies that (a) the forms of the prospectus and statement of information used do not differ from those contained in Pre-Effective Amendment No. 1 ("Amendment No. 1") to the Registrant's Registration Statement on Form N-14 (1933 Act File No. 333-146967) and (b) Amendment No. 1 was filed electronically.







Dated:  December 21, 2007                   By:  /s/ Claudia A. Brandon
                                                 ----------------------
                                                 Claudia A. Brandon
                                                 Secretary